Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories consist of the following:

	Years Ended December 31,
	2022	2021
	(in thousands)
Work in progress	$—	$538
Finished goods	8,090	2,103

Inventory, net	$8,090	$2,641